SCHEDULE OF NOTES PAYABLE RELATED PARTY (Details) (Parenthetical) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 03, 2023	Mar. 07, 2023	May 06, 2022	Mar. 15, 2022	Aug. 29, 2019	Apr. 04, 2019	Feb. 19, 2019	Mar. 31, 2023		Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Note payable current and non-current								$ 732,753		$ 712,499
Maturity date		Mar. 07, 2024
Debt outstanding amount								419,213
Notes payable								790,752		769,554			$ 33,312
Related Party [Member]
Short-Term Debt [Line Items]
Note payable current and non-current								1,784,151		1,785,651			6,000
Notes payable								1,784,151		1,785,651			1,531,651
Notes Payable Related Party [Member]
Short-Term Debt [Line Items]
Line of credit from related party						$ 1,500,000
Line of credit facility interest rate during period						3.75%
Note payable current and non-current										1,352,651			1,352,651
Maturity date						Apr. 04, 2024
Notes Payable Related Party [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable current and non-current								1,352,651		1,352,651
Notes Payable Related Party One [Member]
Short-Term Debt [Line Items]
Line of credit from related party			$ 300,000
Line of credit facility interest rate during period			3.75%
Note payable current and non-current										260,000
Maturity date			May 06, 2024
Notes Payable Related Party One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable current and non-current								260,000		260,000
Notes payable								1,352,651	[1]	1,352,651	[1],[2]		1,352,651	[2]
Notes Payable Related Party Past Due [Member]
Short-Term Debt [Line Items]
Line of credit from related party					$ 200,000
Line of credit facility interest rate during period					3.75%
Note payable current and non-current												$ 125,500	125,500
Maturity date					Aug. 29, 2023
Notes payable advance								80,000
Notes Payable Related Party Past Due [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date description	final payment due in March 2024
Notes Payable Related Party Three [Member]
Short-Term Debt [Line Items]
Debt outstanding amount				$ 58,000			$ 70,000
Debt instrument principal payment				$ 500			$ 500	1,500		6,000
Maturity date description				final payment due in March 2023			final payment due in March 2021
Notes payable outstanding													53,500
Notes payable										47,500
Notes Payable Related Party Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt outstanding amount	$ 46,000
Debt instrument principal payment	$ 500
Notes Payable Related Party Three [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable current and non-current								46,000		47,500
Notes payable								125,500	[3]	125,500	[3],[4]		125,500	[4]
Notes Payable Related Party Two [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable current and non-current								125,500		125,500
Notes payable								$ 260,000	[5]	$ 260,000	[5],[6]			[6]

[1]	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $1,352,651 and $1,352,651, respectively.
[2]	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022 and 2021, outstanding principal was $1,352,651 and $1,352,651, respectively.
[3]	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. During the period ended March 31, 2023 Mr. Clark made additional advances of $80,000 that were repaid by the end of the period. At March 31, 2023 and December 31, 2022, outstanding principal was $125,500 and $125,500, respectively.
[4]	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. December 31, 2022 and December 31, 2021, outstanding principal was $125,500 and $125,500, respectively.
[5]	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $260,000 and $260,000, respectively.
[6]	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022, the outstanding principal was $260,000.